Vessels held for sale (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Impairment of Long-Lived Assets to be Disposed of	$ (23,978)	$ 12,480
M V Free Hero [Member]
Impairment of Long-Lived Assets to be Disposed of		2,880
M V Free Jupiter [Member]
Impairment of Long-Lived Assets to be Disposed of		3,360
M V Free Impala [Member]
Impairment of Long-Lived Assets to be Disposed of		3,360
M V Free Neptune [Member]
Impairment of Long-Lived Assets to be Disposed of		2,880
Vessels [Member]
Impairment of Long-Lived Assets to be Disposed of		$ 12,480